Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 016
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth by level, within the fair value hierarchy, a summary of the Plan's investments measured at fair value as of December 31, 2025 and 2024. As of December 31, 2025 and 2024, approximately 88% of the assets, are held in collective funds and are measured using NAV as a practical expedient. Accordingly, such assets do not meet the Level 1, Level 2 or Level 3 criteria of the fair value hierarchy.

	December 31 2025	Fair Value Measurements
		Level 1	Level 2	NAV
	(Thousands of dollars)
Cash and cash equivalents	$83,787	$77,687	$—	$6,100
Kimberly-Clark Corporation stock	125,975	125,975	—	—
SDBA	443,750	441,026	2,724	—
Common collective trusts	4,779,382	—	—	4,779,382
Total Investments at Fair Value	$5,432,894	$644,688	$2,724	$4,785,482

	December 31 2024	Fair Value Measurements
		Level 1	Level 2	NAV
	(Thousands of dollars)
Cash and cash equivalents	$79,546	$74,554	$—	$4,992
Kimberly-Clark Corporation stock	162,609	162,609	—	—
SDBA	391,559	388,846	2,713	—
Common collective trusts	4,244,339	—	—	4,244,339
Total Investments at Fair Value	$4,878,053	$626,009	$2,713	$4,249,331
The following table for December 31, 2025 and 2024, sets forth a summary of the Plan's investments with a reported NAV.

	Fair Value Estimated Using NAV per Share
Investment	December 31 2025 Fair Value (a)	December 31 2024 Fair Value (a)	Unfunded Commitment	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period
	(Thousands of dollars)
Short-term investment funds (b)	$6,100	$4,992	$—	Daily	None	Daily
Fixed income funds (c)	820,553	791,150	—	Daily	None	Daily
Multi-asset class funds (d)	899,731	742,636	—	Daily	None	Daily
Equity index funds (e)	3,059,098	2,710,553	—	Daily	None	Daily
(a)    The fair values of the investments have been estimated using the NAV of the investment.
(b)    Short-term investment fund strategies seek to invest in high-quality, short-term securities which are included in cash and cash equivalents.
(c)    The fixed income fund strategy seeks to replicate the Barclays Bloomberg U.S. Aggregate Bond Index or provide capital preservation and income.
(d)    Multi-asset class funds are target date funds that seek to provide a diversified asset allocation consistent with the participants' current stage of life.
(e) Equity index fund strategies seek to replicate the return of an index of a specific financial market, such as the Russell 1000 Index or Russell 2000 Index.